INCOME TAXES - Deferred Income Tax Balances (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, gross	$ 361	$ 482
Deferred income tax liabilities, gross	(3,144)	(2,020)
Deferred income tax assets	66	74
Deferred income tax liabilities	(2,849)	(1,612)
Net deferred income tax liabilities	(2,783)	(1,538)	$ (1,303)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, gross	361	357
Net deferred income tax liabilities	361	357	$ 239
Financial instruments and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, gross	0	125
Deferred income tax liabilities, gross	(9)	0
Property, plant and equipment and investment properties
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities, gross	(1,374)	(1,306)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities, gross	$ (1,761)	$ (714)